Annual Operating Expenses - FidelityStockSelectorAllCapFund-AMCIZPRO - FidelityStockSelectorAllCapFund-AMCIZPRO - Fidelity Stock Selector All Cap Fund	Nov. 29, 2024
Fidelity Advisor Stock Selector All Cap Fund - Class A
Operating Expenses:
Management fee	0.48%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none	[2]
Total annual operating expenses	0.73%
Fidelity Advisor Stock Selector All Cap Fund - Class C
Operating Expenses:
Management fee	0.48%	[1],[2]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	none	[2]
Total annual operating expenses	1.48%
Fidelity Advisor Stock Selector All Cap Fund - Class M
Operating Expenses:
Management fee	0.47%	[1],[2]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.01%	[2]
Total annual operating expenses	0.98%
Fidelity Advisor Stock Selector All Cap Fund - Class I
Operating Expenses:
Management fee	0.47%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.48%
Fidelity Advisor Stock Selector All Cap Fund - Class Z
Operating Expenses:
Management fee	0.35%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.36%

[1]
A The management fee comprises a basic fee , which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.18%, 0.17%, 0.20%, 0.16%, and 0.04% for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements . Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[2]	B Adjusted to reflect current fees.